Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 53,208
Restricted cash	4,175
Finance receivables, net of allowance for loan losses of $5,438 and $3,139	81,093
Card related pre-funding and receivables	899
Other current assets	16,028
Total current assets	155,403
Noncurrent Assets
Finance receivables, net of allowance for loan losses of $335 and $2,810	3,271
Property, leasehold improvements and equipment, net	61,842
Goodwill	11,288
Other intangible assets	3,136
Security deposits	2,282
Total assets	237,222
Current Liabilities
Accounts payable and accrued liabilities	35,422
Money orders payable	8,548
Accrued interest	1,586
Current portion of subsidiary notes payable	884
Deferred revenue	2,535
Total current liabilities	48,975
Noncurrent Liabilities
Lease termination payable	387
Subsidiary notes payable, net of deferred issuance costs of $16 and $762	70,938
Secured notes payable	42,000
Senior PIK notes, at fair value	60,796
Deferred revenue	4,985
Total liabilities	228,081
Commitments and Contingencies
Stockholders' Equity
Preferred stock, par value $.01 per share, 3,000 shares authorized, no shares issued and outstanding
Common units	870
Total members' equity (deficit)	9,141
Retained deficit	1,636
Accumulated other comprehensive income	6,635
Total liabilities and stockholders' equity	$ 237,222
Predecessor
Current Assets
Cash and cash equivalents		$ 66,627
Restricted cash		4,585
Finance receivables, net of allowance for loan losses of $5,438 and $3,139		89,707
Card related pre-funding and receivables		1,062
Other current assets		15,271
Total current assets		177,252
Noncurrent Assets
Finance receivables, net of allowance for loan losses of $335 and $2,810		4,632
Property, leasehold improvements and equipment, net		26,848
Other intangible assets		924
Security deposits		2,750
Total assets		212,406
Current Liabilities
Accounts payable and accrued liabilities		39,566
Money orders payable		7,169
Accrued interest		5,145
Current portion of capital lease obligation		371
Current portion of subsidiary notes payable		118
Deferred revenue		2,535
Total current liabilities		54,904
Noncurrent Liabilities
Lease termination payable		818
Line of credit, net of deferred issuance costs of $-0- and $1,871		45,129
Subsidiary notes payable, net of deferred issuance costs of $16 and $762		61,077
Senior secured notes, net of deferred issuance costs of -0- and $1,664		248,126
Deferred revenue		7,520
Total liabilities		417,574
Commitments and Contingencies
Stockholders' Equity
Preferred stock, par value $.01 per share, 3,000 shares authorized, no shares issued and outstanding
Common units		90
Additional paid-in capital		129,675
Retained deficit		(334,883)
Treasury stock		(50)
Total stockholders' deficit		(205,168)
Total liabilities and stockholders' equity		$ 212,406